EMPLOYEE BENEFITS - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates [member] | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	$ 10,207	$ 12,270
Increase	(9,676)	(11,583)
Actuarial assumption of discount rates [member] | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	3,683	3,815
Increase	(3,534)	(3,642)
Actuarial assumption of expected rates of salary increases [member] | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(1,323)	(2,568)
Increase	1,383	2,693
Actuarial assumption of expected rates of salary increases [member] | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(4,497)	(4,483)
Increase	4,661	4,759
Actuarial assumption of expected rates of pension increases [member] | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(12,903)	(11,323)
Increase	$ 8,082	$ 11,923